Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Contract Liabilities [Abstract]
Opening balance	$ 5,730	$ 2,421
Advance receive from customers	8,132	5,159
Revenue recognition during the period	(9,880)	(5,438)
Ending balance	$ 3,982	$ 2,142